Derivative instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and related fair value measurements of derivative instruments
The following table shows the aggregate notional amounts of derivative contracts outstanding listed by type and respective gross positive or negative fair values and classified by those used for risk management (sub-classified as hedging and those that do not qualify for hedge accounting), client services and credit derivatives. Fair value of derivatives is recorded in the consolidated balance sheets in other assets and other liabilities. Gross positive fair values are recorded in other assets and gross negative fair values are recorded in other liabilities, subject to netting when master netting agreements are in place.

December 31, 2025	Derivative instrument	Number of contracts	Notional amounts	Gross positive fair value	Gross negative fair value	Net fair value
Risk management derivatives
Net investment hedges	Currency swaps	3	124,435	—	(923)	(923)
Fair value hedges	Currency swaps	2	127,685	339	(157)	182
Derivatives not formally designated as hedging instruments	Currency swaps	59	1,434,912	4,891	(8,551)	(3,660)
Subtotal risk management derivatives			1,687,032	5,230	(9,631)	(4,401)

Client services derivatives	Spot and forward foreign exchange	70	189,594	984	(786)	198
Total derivative instruments			1,876,626	6,214	(10,417)	(4,203)

December 31, 2024	Derivative instrument	Number of contracts	Notional amounts	Gross positive fair value	Gross negative fair value	Net fair value
Risk management derivatives
Net investment hedges	Currency swaps	1	23,235	986	—	986
Fair value hedges	Currency swaps	3	139,512	—	(4,496)	(4,496)
Derivatives not formally designated as hedging instruments	Currency swaps	54	2,008,630	44,038	(7,181)	36,857
Subtotal risk management derivatives			2,171,377	45,024	(11,677)	33,347

Client services derivatives	Spot and forward foreign exchange	145	217,490	1,681	(1,589)	92
Total derivative instruments			2,388,867	46,705	(13,266)	33,439

Schedule of offsetting assets
The Bank also elected not to offset certain derivative assets or liabilities and all collateral received or paid that the Bank or the counterparties could legally offset in the event of default. In the tables below, these positions are deducted from the net fair value presented in the consolidated balance sheets in order to present the net exposures. The collateral values presented in the following table are limited to the related net derivative asset or liability balance and, accordingly, do not include excess collateral received or paid.

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2025				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	6,214	(5,150)	1,064	—	(326)	738

Derivative liabilities
Spot and forward foreign exchange and currency swaps	10,417	(5,150)	5,267	—	(3,356)	1,911
Net negative fair value			(4,203)

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2024				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	46,705	(11,227)	35,478	—	(250)	35,228

Derivative liabilities
Spot and forward foreign exchange and currency swaps	13,266	(11,227)	2,039	—	(682)	1,357
Net positive fair value			33,439

Schedule of offsetting liabilities
The Bank also elected not to offset certain derivative assets or liabilities and all collateral received or paid that the Bank or the counterparties could legally offset in the event of default. In the tables below, these positions are deducted from the net fair value presented in the consolidated balance sheets in order to present the net exposures. The collateral values presented in the following table are limited to the related net derivative asset or liability balance and, accordingly, do not include excess collateral received or paid.

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2025				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	6,214	(5,150)	1,064	—	(326)	738

Derivative liabilities
Spot and forward foreign exchange and currency swaps	10,417	(5,150)	5,267	—	(3,356)	1,911
Net negative fair value			(4,203)

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2024				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	46,705	(11,227)	35,478	—	(250)	35,228

Derivative liabilities
Spot and forward foreign exchange and currency swaps	13,266	(11,227)	2,039	—	(682)	1,357
Net positive fair value			33,439

Schedule of location and amount of gains (losses) recorded in either the consolidated statements of operations or consolidated statements of comprehensive income on derivative instruments outstanding
The following tables show the location and amount of gains (losses) recorded in either the consolidated statements of operations or consolidated statements of comprehensive income on derivative instruments outstanding.

		Year ended
Derivative instrument	Consolidated statements of operations line item	December 31, 2025	December 31, 2024	December 31, 2023
Spot and forward foreign exchange	Foreign exchange revenue	105	(24)	(47)
Currency swaps, not designated as hedge	Foreign exchange revenue	(40,517)	53,714	(14,639)
Currency swaps - fair value hedges	Foreign exchange revenue	4,679	(9,857)	2,837
Total net gains (losses) recognized in net income		(35,733)	43,833	(11,849)

Derivative instrument	Consolidated statements of comprehensive income line item	December 31, 2025	December 31, 2024	December 31, 2023
Currency swaps - net investment hedge	Unrealized net gains (losses) on translation of net investment in foreign operations	(1,909)	1,235	(35)
Total net gains (losses) recognized in comprehensive income		(1,909)	1,235	(35)